LOANS, FINANCING AND DEBENTURES - Maturity Schedule (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 41,638,798
Less than 1 year
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,069,097
2023
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,770,605
2024
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,626,527
2025
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,317,913
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,168,374
2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,710,889
After 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 12,975,393